UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class A [LROAX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$113	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 7.76%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7037-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	7.76	2.21	2.13
Class A (with sales charge)	5.36	1.75	1.89
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 29, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 2	7037-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 3	7037-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 4	7037-ATSR-1225

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class C [LAOCX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$187	1.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 6.98%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7566-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	6.98	1.50	1.44
Class C (with sales charge)	5.98	1.50	1.44
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 29, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 2	7566-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 3	7566-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 4	7566-ATSR-1225

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class FI [LBAFX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$110	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 7.81%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7039-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	7.81	2.23	2.18
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 29, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 2	7039-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 3	7039-ATSR-1225

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 4	7039-ATSR-1225

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class R [LBARX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$143	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 7.43%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7504-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	7.43	1.92	1.84
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 29, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 2	7504-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 3	7504-ATSR-1225

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 4	7504-ATSR-1225

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class I [LROIX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$87	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 8.09%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7040-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	8.09	2.49	2.44
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 29, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 2	7040-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 3	7040-ATSR-1225

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 4	7040-ATSR-1225

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class IS [LROSX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund (previously known as BrandywineGLOBAL - Global Unconstrained Bond Fund) for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$77	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of Brandywine GLOBAL - Multi-Sector Opportunities Fund returned 8.18%. The Fund compares its performance to the  Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.07% for the same period. The Fund previously compared its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 4.53% for the same period. Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the Fund’s benchmark. The Fund’s investment manager believes the Bloomberg U.S. Government/Credit 1-3 Year Index better aligns with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The euro contributed as the currency strengthened through the first half of 2025, supported by a softer U.S. dollar.
↑	U.S. agency mortgage-backed securities benefited from high carry and modest spread improvement as rate volatility and strong housing fundamentals resulted in greater demand for the asset class.
↑	Egyptian local currency bonds contributed as high nominal yields and moderating inflation supported strong demand for short-term Egyptian government bonds.
↑	The South Korean won as the currency strengthened early in the period, aided by improving export activity and a softer dollar.

Top detractors from performance:
↓	An overweight to longer-duration U.S. Treasury exposure detracted from relative performance versus the cash benchmark, as elevated short-term yields outperformed the longer end of the curve.
↓	Japanese yen exposure detracted as the currency weakened on cautious monetary policy and domestic political developments.
↓	Swedish krona exposure detracted following policy rate reductions during the second half of the reporting period.
↓	The Australian dollar underperformed due to weaker commodity prices and slower growth in China.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and currency forwards to manage its duration and currency exposures. These derivatives, in aggregate, contributed to performance.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7042-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	8.18	2.58	2.54
Bloomberg Global Aggregate Index	5.69	-1.63	1.10
Bloomberg U.S. Government/Credit 1-3 Year Index	5.07	1.84	1.97
FTSE 3-Month U.S. Treasury Bill Index	4.53	3.17	2.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 29, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$61,491,149
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$387,288
Portfolio Turnover Rate	190%
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 2	7042-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 29, 2025, the Fund’s name was changed to BrandywineGLOBAL - Multi-Sector Opportunities Fund.
Effective July 29, 2025, the Fund’s investment objective is to generate a high level of current income while outperforming the total return of the Fund’s performance benchmark over a market cycle.
Effective July 29, 2025, the Fund’s Principal Investment Strategies section was replaced in its entirety. The revised disclosure clarifies the Fund’s focus on short-duration fixed income securities, specifies credit quality and foreign investment limits, and provides additional detail regarding the Fund’s potential use of derivatives for investment and hedging purposes.
Effective July 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox. Effective December 31, 2025, Charles Minor, CFA, will join the team.
Between May 8, 2025 and continuing through July 29, 2025, any contingent deferred sales charges applicable to Fund redemptions were waived. Effective July 29, 2025, the Fees and Expenses table in the Fund’s Prospectus was replaced in its entirety to reflect updated sales charge and redemption fee information.
Effective July 29, 2025, the manager agreed to a new contractual expense limitation arrangement that caps total annual Fund operating expenses (excluding certain items such as interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) at the following levels through December 31, 2026, subject to recapture provisions: 1.20% for Class A shares, 1.95% for Class  C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares.
In addition, the ratio of total annual Fund operating expenses for Class IS shares will not exceed the ratio of total annual Fund operating expenses for Class I shares. The manager may recapture amounts waived and/or reimbursed within three years, provided such recapture does not cause total annual operating expenses to exceed the applicable limits.
Effective July 29, 2025, the Fund’s management fee rate was reduced. The Fund now pays a management fee at an annual rate that decreases as assets increase, as follows: 0.60% of the first $2 billion of average daily net assets
0.58% of the next $3 billion of average daily net assets
0.56% of the next $5 billion of average daily net assets
0.55% of average daily net assets over $10 billion
This replaces any prior information to the contrary in the Fund’s Prospectus and Statement of Additional Information.
This is a summary of certain changes and a planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 3	7042-ATSR-1225

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 4	7042-ATSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $215,401 in October 31, 2024 and $173,061 in October 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $52,000 in October 31, 2024 and $41,000 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $842,539 in October 31, 2024 and $890,363 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Multi-Sector Opportunities Fund
Financial Statements and Other Important Information
Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
October 31, 2025
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 32.3%
Communication Services — 0.9%
Entertainment — 0.7%
Flutter Treasury DAC, Senior Secured Notes	6.375%	4/29/29	$400,000	$414,692 (a)
Interactive Media & Services — 0.2%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	200,000	156,765 (a)

Total Communication Services				571,457
Consumer Discretionary — 5.8%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	175,000	166,743 (a)
Automobiles — 3.1%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	494,000	493,806
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	1,430,000	1,436,461
Total Automobiles				1,930,267
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	200,000	200,368 (a)
Hotels, Restaurants & Leisure — 0.9%
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	175,000	176,536 (a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	375,000	378,056 (a)
Total Hotels, Restaurants & Leisure				554,592
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	375,000	387,057 (a)
Specialty Retail — 0.3%
Gap Inc., Senior Notes	3.875%	10/1/31	200,000	183,147 (a)
Textiles, Apparel & Luxury Goods — 0.3%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	376,000	165,440 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	14,100	3,278 (a)
Total Textiles, Apparel & Luxury Goods				168,718

Total Consumer Discretionary				3,590,892
Energy — 2.5%
Oil, Gas & Consumable Fuels — 2.5%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	175,000	175,401 (a)
Coterra Energy Operating Co., Senior Notes	3.900%	5/15/27	500,000	479,681
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	490,000	403,922
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	194,000	196,454 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
SM Energy Co., Senior Notes	6.750%	9/15/26	$107,000	$107,168
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	200,000	200,382 (a)

Total Energy				1,563,008
Financials — 14.6%
Banks — 5.9%
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	1,590,000	1,582,033 (b)(c)
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	1,330,000	1,337,615
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	739,000	734,599 (b)(c)
Total Banks				3,654,247
Capital Markets — 1.8%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	410,000	406,757 (b)(c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	400,000	425,442 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	300,000	270,314
Total Capital Markets				1,102,513
Consumer Finance — 5.6%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	830,000	814,060 (b)(c)
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	820,000	805,686 (b)(c)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	200,000	194,579 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	500,000	524,981 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	200,000	210,213 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	450,000	477,866 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	200,000	200,984 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	200,000	195,351 (a)
Total Consumer Finance				3,423,720
Financial Services — 1.0%
Block Inc., Senior Notes	5.625%	8/15/30	350,000	355,507 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	200,000	210,880 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	32,900	28,541 (a)
Total Financial Services				594,928
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — 0.3%
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	$200,000	$203,516 (a)

Total Financials				8,978,924
Health Care — 1.0%
Health Care Providers & Services — 0.7%
Centene Corp., Senior Notes	3.375%	2/15/30	450,000	414,259
Life Sciences Tools & Services — 0.3%
IQVIA Inc., Senior Notes	5.000%	10/15/26	200,000	199,834 (a)

Total Health Care				614,093
Industrials — 4.0%
Aerospace & Defense — 0.6%
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	350,000	357,342 (a)
Building Products — 0.3%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	175,000	183,197 (a)
Electrical Equipment — 0.6%
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	375,000	380,463 (a)
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	225,000	225,685
Passenger Airlines — 0.6%
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	350,000	349,496 (a)
Professional Services — 0.7%
Concentrix Corp., Senior Notes	6.600%	8/2/28	400,000	417,002
Trading Companies & Distributors — 0.8%
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	521,000	518,483 (a)(b)(c)

Total Industrials				2,431,668
Information Technology — 2.1%
Electronic Equipment, Instruments & Components — 0.9%
Jabil Inc., Senior Notes	3.000%	1/15/31	590,000	545,368
IT Services — 0.3%
Sabre GLBL Inc., Senior Secured Notes	11.125%	7/15/30	175,000	165,594 (a)
Semiconductors & Semiconductor Equipment — 0.6%
Qorvo Inc., Senior Notes	4.375%	10/15/29	400,000	393,984
Software — 0.3%
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	175,000	178,569 (a)

Total Information Technology				1,283,515
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.6%
Chemicals — 0.4%
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	$250,000	$242,572 (a)
Paper & Forest Products — 0.2%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	150,000	129,659 (a)

Total Materials				372,231
Real Estate — 0.5%
Diversified REITs — 0.5%
Trust Fibra Uno, Senior Notes	7.700%	1/23/32	270,000	294,855 (a)

Utilities — 0.3%
Electric Utilities — 0.3%
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	175,000	183,216 (a)

Total Corporate Bonds & Notes (Cost — $19,981,761)				19,883,859
Collateralized Mortgage Obligations(d) — 30.9%
COLT Mortgage Loan Trust, 2025-10 A1	5.088%	10/25/70	1,000,000	1,000,443 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3042 HZ	5.500%	9/15/35	471,414	486,158
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5473 FN (30 Day Average SOFR + 1.250%)	5.433%	11/25/54	2,116,544	2,125,221 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	9.433%	5/25/42	890,000	945,699 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 M2 (30 Day Average SOFR + 5.250%)	9.433%	3/25/42	1,010,000	1,064,376 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	10.183%	7/25/42	1,273,000	1,371,637 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.733%	8/25/42	1,320,000	1,381,150 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1B (30 Day Average SOFR + 3.250%)	7.437%	4/25/43	1,590,000	1,664,382 (a)(c)
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2M2 (30 Day Average SOFR + 3.000%)	7.183%	1/25/42	$601,000	$614,606 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R09 2B1 (30 Day Average SOFR + 6.750%)	10.933%	9/25/42	1,230,000	1,350,815 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	8.083%	4/25/43	1,180,000	1,246,908 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2024-79 FA (30 Day Average SOFR + 1.100%)	5.283%	11/25/54	2,428,607	2,432,072 (c)
Federal National Mortgage Association (FNMA) STRIPS, 445 F7 (30 Day Average SOFR + 1.300%)	5.483%	3/25/55	1,994,509	2,004,857 (c)
TRTX Issuer Ltd., 2021-FL4 A (1 mo. Term SOFR + 1.314%)	5.346%	3/15/38	107,860	107,831 (a)(c)
TRTX Issuer Ltd., 2025-FL6 C (1 mo. Term SOFR + 2.396%)	6.427%	9/18/42	1,190,000	1,178,904 (a)(c)

Total Collateralized Mortgage Obligations (Cost — $18,996,465)				18,975,059
Asset-Backed Securities — 24.8%
Affirm Master Trust, 2025-3A B	4.750%	10/16/34	500,000	499,324 (a)
Affirm Master Trust, 2025-3A D	5.090%	10/16/34	500,000	496,885 (a)
American Credit Acceptance Receivables Trust, 2025-4 C	4.830%	1/13/31	500,000	500,125 (a)
Avant Credit Card Master Trust, 2025-1A B	5.080%	4/15/31	500,000	499,498 (a)
Carmax Select Receivables Trust, 2025-B D	5.330%	7/15/31	300,000	300,883
Cogent Ipv4 LLC, 2025-1A A2	6.646%	4/25/55	930,000	955,491 (a)
COOPR Residential Mortgage Trust, 2025-CES3 A1A	4.840%	9/25/60	495,542	494,724 (a)
Drive Auto Receivables Trust, 2025-2 A2	4.290%	10/16/28	1,000,000	1,000,091
Drive Auto Receivables Trust, 2025-2 D	4.900%	12/15/32	500,000	496,125
GLS Auto Select Receivables Trust, 2025-1A A2	4.710%	4/15/30	732,709	737,106 (a)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	209,000	202,060 (a)
Invesco CLO Ltd., 2022-1A D (3 mo. Term SOFR + 3.050%)	6.934%	4/20/35	370,000	370,893 (a)(c)
Merchants Fleet Funding LLC, 2023-1A A	7.210%	5/20/36	944,717	949,860 (a)
Mission Lane Credit Card Master Trust, 2025-C C	5.370%	12/16/30	500,000	500,841 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OCCU Auto Receivables Trust, 2023-1A A3	6.230%	6/15/28	$377,244	$379,787 (a)
OnDeck Asset Securitization Trust LLC, 2024-2A A	4.980%	10/17/31	150,000	150,494 (a)
Pagaya AI Debt Grantor Trust, 2024-10 A	5.183%	6/15/32	191,360	192,231 (a)
Pagaya AI Debt Grantor Trust, 2025-6 C	5.008%	4/15/33	500,000	499,214 (a)
Point Securitization Trust, 2025-2 A1	5.750%	9/25/55	500,000	497,782 (a)
Reach ABS Trust, 2025-2A A	4.930%	8/18/32	422,303	423,722 (a)
Regional Management Issuance Trust, 2024-2 D	6.330%	12/15/33	201,000	202,858 (a)
Republic Finance Issuance Trust, 2025-A D	6.030%	11/20/34	300,000	299,455 (a)
Research-Driven Pagaya Motor Trust, 2025-5A C	5.473%	6/26/34	500,000	498,733 (a)
RFS Asset Securitization V LLC, 2025-1 A	6.049%	5/15/32	885,000	895,184 (a)
SoFi Consumer Loan Program Trust, 2025-4 A	4.240%	8/25/35	1,000,000	999,821 (a)
Upstart Securitization Trust, 2025-3 C	5.430%	9/20/35	300,000	297,314 (a)
Wingspire Equipment Finance LLC, 2025-1A C	4.760%	9/20/33	500,000	500,265 (a)
Zayo Issuer LLC, 2025-2A A2	5.953%	6/20/55	1,380,000	1,418,275 (a)

Total Asset-Backed Securities (Cost — $15,233,692)				15,259,041
Mortgage-Backed Securities — 6.6%
GNMA — 6.6%
Government National Mortgage Association (GNMA) II (Cost — $4,005,047)	6.000%	11/20/53- 2/20/55	3,963,477	4,043,079

Senior Loans — 0.3%
Information Technology — 0.3%
Communications Equipment — 0.3%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%) (Cost — $196,306)	8.465%	9/27/29	199,494	198,926 (c)(e)(f)
Total Investments before Short-Term Investments (Cost — $58,413,271)				58,359,964
			Shares
Short-Term Investments — 5.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $3,075,192)	3.896%		3,075,192	3,075,192 (g)(h)
Total Investments — 99.9% (Cost — $61,488,463)				61,435,156
Other Assets in Excess of Liabilities — 0.1%				55,993
Total Net Assets — 100.0%				$61,491,149

See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $3,075,192 and the cost was $3,075,192 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

Summary of Investments by Country# (unaudited)
United States	85.9%
Canada	4.0
Cayman Islands	2.7
Mexico	1.1
Ireland	0.7
United Kingdom	0.3
Germany	0.3
Short-Term Investments	5.0
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of October 31, 2025, and are subject to change.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $58,413,271)	$58,359,964
Investments in affiliated securities, at value (Cost — $3,075,192)	3,075,192
Foreign currency, at value (Cost — $1,148)	1,132
Cash	151
Interest receivable	364,512
Receivable for Fund shares sold	25,005
Dividends receivable from affiliated investments	11,839
Receivable from investment manager	964
Deposits with brokers	206
Other assets	54,225
Prepaid expenses	29,207
Total Assets	61,922,397
Liabilities:
Payable for Fund shares repurchased	163,347
Fund accounting fees payable	57,279
Trustees’ fees payable	55,569
Audit and tax fees payable	49,039
Distributions payable	34,293
Custody fees payable	29,315
Service and/or distribution fees payable	1,825
Accrued expenses	40,581
Total Liabilities	431,248
Total Net Assets	$61,491,149
Net Assets:
Par value (Note 7)	$55
Paid-in capital in excess of par value	187,894,801
Total distributable earnings (loss)	(126,403,707)
Total Net Assets	$61,491,149
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Net Assets:
Class A	$7,159,383
Class C	$335,110
Class FI	$95,944
Class R	$74,960
Class I	$28,636,231
Class IS	$25,189,521
Shares Outstanding:
Class A	644,229
Class C	30,323
Class FI	8,526
Class R	6,787
Class I	2,558,442
Class IS	2,245,781
Net Asset Value:
Class A (and redemption price)	$11.11
Class C*	$11.05
Class FI (and redemption price)	$11.25
Class R (and redemption price)	$11.04
Class I (and redemption price)	$11.19
Class IS (and redemption price)	$11.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$11.37

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Statement of Operations
For the Year Ended October 31, 2025

Investment Income:
Interest	$7,130,712
Dividends from affiliated investments	183,084
Less: Foreign taxes withheld	(279,419)
Total Investment Income	7,034,377
Expenses:
Investment management fee (Note 2)	620,783
Registration fees	94,189
Fund accounting fees	82,501
Legal fees	57,667
Audit and tax fees	50,039
Transfer agent fees (Notes 2 and 5)	40,749
Custody fees	27,706
Service and/or distribution fees (Notes 2 and 5)	20,923
Trustees’ fees	1,135
Insurance	892
Commitment fees (Note 9)	865
Shareholder reports	752
Miscellaneous expenses	13,605
Total Expenses	1,011,806
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(233,495)
Net Expenses	778,311
Net Investment Income	6,256,066
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,234,055)†
Futures contracts	102,397
Swap contracts	61,920
Forward foreign currency contracts	1,129,369
Foreign currency transactions	(32,477)
Net Realized Loss	(972,846)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,580,783 ‡
Futures contracts	496,842
Forward foreign currency contracts	(658,529)
Foreign currencies	23,085
Change in Net Unrealized Appreciation (Depreciation)	2,442,181
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,469,335
Increase in Net Assets From Operations	$7,725,401

†	Net of foreign capital gains tax of $30,152.
‡	Net of change in accrued foreign capital gains tax of $(18,539).
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended October 31,	2025	2024
Operations:
Net investment income	$6,256,066	$11,951,055
Net realized loss	(972,846)	(1,270,030)
Change in net unrealized appreciation (depreciation)	2,442,181	13,962,769
Increase in Net Assets From Operations	7,725,401	24,643,794
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,427,420)	(11,050,022)
Decrease in Net Assets From Distributions to Shareholders	(6,427,420)	(11,050,022)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,494,173	32,066,915
Reinvestment of distributions	5,385,966	7,463,080
Cost of shares repurchased	(96,687,786)	(156,733,290)
Decrease in Net Assets From Fund Share Transactions	(63,807,647)	(117,203,295)
Decrease in Net Assets	(62,509,666)	(103,609,523)
Net Assets:
Beginning of year	124,000,815	227,610,338
End of year	$61,491,149	$124,000,815
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.97	$10.49	$11.04	$12.15	$11.79
Income (loss) from operations:
Net investment income	0.66	0.63	0.60	0.25	0.20
Net realized and unrealized gain (loss)	0.16	0.47	(0.80)	(1.33)	0.38
Total income (loss) from operations	0.82	1.10	(0.20)	(1.08)	0.58
Less distributions from:
Net investment income	(0.68)	(0.62)	(0.35)	(0.03)	(0.22)
Total distributions	(0.68)	(0.62)	(0.35)	(0.03)	(0.22)
Net asset value, end of year	$11.11	$10.97	$10.49	$11.04	$12.15
Total return[2]	7.76%	10.72%	(2.17)%	(8.89)%	4.90%
Net assets, end of year (000s)	$7,159	$7,334	$10,531	$13,585	$21,603
Ratios to average net assets:
Gross expenses	1.33%	1.19%	1.06%	1.11%	1.20%[3]
Net expenses[4,5]	1.09	1.10	1.05	1.10	1.20 [3]
Net investment income	5.97	5.61	5.29	2.13	1.64
Portfolio turnover rate	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.91	$10.43	$10.89	$12.03	$11.61
Income (loss) from operations:
Net investment income	0.58	0.54	0.51	0.16	0.12
Net realized and unrealized gain (loss)	0.16	0.47	(0.80)	(1.29)	0.38
Total income (loss) from operations	0.74	1.01	(0.29)	(1.13)	0.50
Less distributions from:
Net investment income	(0.60)	(0.53)	(0.17)	(0.01)	(0.08)
Total distributions	(0.60)	(0.53)	(0.17)	(0.01)	(0.08)
Net asset value, end of year	$11.05	$10.91	$10.43	$10.89	$12.03
Total return[2]	6.98%	9.83%	(2.92)%	(9.42)%	4.27%
Net assets, end of year (000s)	$335	$334	$419	$664	$977
Ratios to average net assets:
Gross expenses	2.05%	1.93%	1.82%	1.88%	1.83%
Net expenses[3,4]	1.81	1.84	1.82	1.87	1.83
Net investment income	5.28	4.85	4.49	1.37	0.96
Portfolio turnover rate	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.11	$10.61	$11.16	$12.30	$11.93
Income (loss) from operations:
Net investment income	0.67	0.64	0.61	0.26	0.21
Net realized and unrealized gain (loss)	0.16	0.49	(0.81)	(1.36)	0.38
Total income (loss) from operations	0.83	1.13	(0.20)	(1.10)	0.59
Less distributions from:
Net investment income	(0.69)	(0.63)	(0.35)	(0.04)	(0.22)
Total distributions	(0.69)	(0.63)	(0.35)	(0.04)	(0.22)
Net asset value, end of year	$11.25	$11.11	$10.61	$11.16	$12.30
Total return[2]	7.81%	10.74%	(2.20)%	(8.90)%	4.95%
Net assets, end of year (000s)	$96	$92	$85	$129	$75
Ratios to average net assets:
Gross expenses	1.30%	1.15%	1.06%	1.15%	1.17%
Net expenses[3,4]	1.06	1.07	1.06	1.13	1.16
Net investment income	6.01	5.65	5.24	2.21	1.67
Portfolio turnover rate	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.91	$10.44	$10.97	$12.10	$11.73
Income (loss) from operations:
Net investment income	0.61	0.59	0.57	0.22	0.17
Net realized and unrealized gain (loss)	0.17	0.47	(0.80)	(1.33)	0.38
Total income (loss) from operations	0.78	1.06	(0.23)	(1.11)	0.55
Less distributions from:
Net investment income	(0.65)	(0.59)	(0.30)	(0.02)	(0.18)
Total distributions	(0.65)	(0.59)	(0.30)	(0.02)	(0.18)
Net asset value, end of year	$11.04	$10.91	$10.44	$10.97	$12.10
Total return[2]	7.43%	10.35%	(2.41)%	(9.18)%	4.65%
Net assets, end of year (000s)	$75	$47	$45	$47	$52
Ratios to average net assets:
Gross expenses	1.62%	1.49%	1.34%	1.40%[3]	1.46%
Net expenses[4,5]	1.38	1.41	1.33	1.39 [3]	1.45
Net investment income	5.57	5.30	5.03	1.91	1.39
Portfolio turnover rate	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.05	$10.55	$11.12	$12.22	$11.88
Income (loss) from operations:
Net investment income	0.70	0.66	0.62	0.27	0.25
Net realized and unrealized gain (loss)	0.15	0.49	(0.80)	(1.33)	0.38
Total income (loss) from operations	0.85	1.15	(0.18)	(1.06)	0.63
Less distributions from:
Net investment income	(0.71)	(0.65)	(0.39)	(0.04)	(0.29)
Total distributions	(0.71)	(0.65)	(0.39)	(0.04)	(0.29)
Net asset value, end of year	$11.19	$11.05	$10.55	$11.12	$12.22
Total return[2]	8.09%	10.89%	(1.83)%	(8.78)%	5.33%
Net assets, end of year (000s)	$28,636	$37,515	$101,587	$193,108	$503,547
Ratios to average net assets:
Gross expenses	1.08%	0.93%[3]	0.86%	0.90%	0.97%
Net expenses[4,5]	0.84	0.85 [3]	0.85	0.85	0.85
Net investment income	6.31	5.82	5.40	2.26	1.99
Portfolio turnover rate	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.07	$10.58	$11.17	$12.26	$11.92
Income (loss) from operations:
Net investment income	0.74	0.67	0.64	0.31	0.26
Net realized and unrealized gain (loss)	0.13	0.48	(0.81)	(1.36)	0.38
Total income (loss) from operations	0.87	1.15	(0.17)	(1.05)	0.64
Less distributions from:
Net investment income	(0.72)	(0.66)	(0.42)	(0.04)	(0.30)
Total distributions	(0.72)	(0.66)	(0.42)	(0.04)	(0.30)
Net asset value, end of year	$11.22	$11.07	$10.58	$11.17	$12.26
Total return[2]	8.18%	11.01%	(1.87)%	(8.57)%	5.39%
Net assets, end of year (000s)	$25,190	$78,679	$114,944	$248,723	$222,185
Ratios to average net assets:
Gross expenses	0.98%	0.84%	0.75%[3]	0.77%	0.75%[3]
Net expenses[4,5]	0.74	0.75	0.75 [3]	0.75	0.74 [3]
Net investment income	6.62	5.95	5.52	2.66	2.08
Portfolio turnover rate	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Multi-Sector Opportunities Fund (formerly BrandywineGLOBAL — Global Unconstrained Bond Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$19,883,859	—	$19,883,859
Collateralized Mortgage Obligations	—	18,975,059	—	18,975,059
Asset-Backed Securities	—	15,259,041	—	15,259,041
Mortgage-Backed Securities	—	4,043,079	—	4,043,079
Senior Loans	—	198,926	—	198,926
Total Long-Term Investments	—	58,359,964	—	58,359,964
Short-Term Investments†	$3,075,192	—	—	3,075,192
Total Investments	$3,075,192	$58,359,964	—	$61,435,156

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of October 31, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the year ended October 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of October 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of October 31, 2025, there were no capital gains tax liabilities accrued on unrealized gains.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(115,540)	$115,540
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, effective July 29, 2025, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2 billion	0.600%
Next $3 billion	0.580
Next $5 billion	0.560
Over $10 billion	0.550
Prior to July 29, 2025, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

During the year ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $233,495, which included an affiliated money market fund waiver of $5,540.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at October 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2026	—	—	—	—	$13,877	—
Expires October 31, 2027	$7,215	$353	$77	$40	71,281	$93,217
Expires October 31, 2028	16,466	641	219	138	75,916	134,575
Total fee waivers/expense reimbursements subject to recapture	$23,681	$994	$296	$178	$161,074	$227,792
For the year ended October 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended October 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,907 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For the year ended October 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$764
CDSCs	—
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$66,772,100	$90,750,687
Sales	69,642,263	140,689,537
At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$61,488,463	$394,003	$(447,310)	$(53,307)
4. Derivative instruments and hedging activities
At October 31, 2025, the Fund did not have any derivative instruments outstanding.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$102,397	—	—	$102,397
Swap contracts	—	—	$61,920	61,920
Forward foreign currency contracts	—	$1,129,369	—	1,129,369
Total	$102,397	$1,129,369	$61,920	$1,293,686

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$496,842	—	$496,842
Forward foreign currency contracts	—	$(658,529)	(658,529)
Total	$496,842	$(658,529)	$(161,687)
During the year ended October 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$16,062,940
Futures contracts (to sell)†	34,753,822
Forward foreign currency contracts (to buy)†	104,503,294
Forward foreign currency contracts (to sell)†	108,657,880
Average Notional Balance**
Credit default swap contracts (sell protection)†	$220,769

*	Based on the average of the market values at each month-end during the period.
†	At October 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For the year ended October 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$17,636	$7,057
Class C	2,752	187
Class FI	235	65
Class R	300	87
Class I	—	32,751
Class IS	—	602
Total	$20,923	$40,749
For the year ended October 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,935
Class C	658
Class FI	226
Class R	142
Class I	77,905
Class IS	137,629
Total	$233,495
6. Distributions to shareholders by class

	Year Ended October 31, 2025	Year Ended October 31, 2024
Net Investment Income:
Class A	$430,298	$466,514
Class C	14,758	19,613
Class FI	5,777	5,082
Class R	3,449	2,544
Class I	2,080,115	4,277,460
Class IS	3,893,023	6,278,809
Total	$6,427,420	$11,050,022
7. Shares of beneficial interest
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Transactions in shares of each class were as follows:

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	144,023	$1,591,467	185,665	$2,059,915
Shares issued on reinvestment	36,294	394,724	38,753	433,460
Shares repurchased	(204,355)	(2,245,970)	(559,974)	(6,219,536)
Net decrease	(24,038)	$(259,779)	(335,556)	$(3,726,161)
Class C
Shares sold	7,547	$83,185	380	$4,224
Shares issued on reinvestment	1,315	14,214	1,386	15,388
Shares repurchased	(9,153)	(99,534)	(11,339)	(125,865)
Net decrease	(291)	$(2,135)	(9,573)	$(106,253)
Class FI
Shares sold	—	—	—	—
Shares issued on reinvestment	384	$4,221	325	$3,666
Shares repurchased	(177)	(1,981)	—	—
Net increase	207	$2,240	325	$3,666
Class R
Shares sold	2,415	$26,617	1	$8
Shares issued on reinvestment	56	625	0 *	3
Shares repurchased	(5)	(57)	(2)	(17)
Net increase (decrease)	2,466	$27,185	(1)	$(6)
Class I
Shares sold	1,489,740	$16,396,051	1,833,431	$20,599,086
Shares issued on reinvestment	160,744	1,758,345	200,873	2,261,163
Shares repurchased	(2,487,034)	(27,427,787)	(8,265,732)	(93,788,831)
Net decrease	(836,550)	$(9,273,391)	(6,231,428)	$(70,928,582)
Class IS
Shares sold	849,787	$9,396,853	837,337	$9,403,682
Shares issued on reinvestment	294,162	3,213,837	421,690	4,749,400
Shares repurchased	(6,004,221)	(66,912,457)	(5,019,106)	(56,599,041)
Net decrease	(4,860,272)	$(54,301,767)	(3,760,079)	$(42,445,959)

*	Less than 1 share.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended October 31, 2025. The following transactions were effected in such company for the year ended October 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,669,045	$132,833,200	132,833,200	$134,427,053	134,427,053

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$183,084	—	$3,075,192
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended October 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,427,420	$11,050,022

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

As of October 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$102,420
Deferred capital losses*	(126,418,511)
Other book/tax temporary differences(a)	(34,293)
Unrealized appreciation (depreciation)(b)	(53,323)
Total distributable earnings (loss) — net	$(126,403,707)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable due to dividends payable.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to other book/tax basis adjustments.
11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of BrandywineGLOBAL — Multi-Sector Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL — Multi-Sector Opportunities Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and agent bank. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$2,949,054
Section 163(j) Interest Earned	§163(j)	$7,320,585
Interest Earned from Federal Obligations	Note (1)	$792,171
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
BrandywineGLOBAL — Multi-Sector Opportunities Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — Multi-Sector Opportunities Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to BrandywineGLOBAL — Global Unconstrained Bond Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio.1 The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Adviser, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Adviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Adviser pursuant to the Sub-Advisory Agreement.
Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the
1
Effective July 29, 2025, the Fund was renamed BrandywineGLOBAL — Multi-Sector Opportunities Fund. In addition to the name change, the Fund also changed its principal investment strategy and benchmark and lowered its contractual management fee.
BrandywineGLOBAL — Multi-Sector Opportunities Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Adviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Adviser in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Adviser, and of the undertakings required of the Manager and Sub-Adviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks

BrandywineGLOBAL — Multi-Sector Opportunities Fund

associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Adviser. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as absolute return bond funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and the Sub-Adviser concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ending March 31, 2025. The
BrandywineGLOBAL — Multi-Sector Opportunities Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Board considered that the Fund would be changing its investment objective and strategies, and lower its management fee, during 2025.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board also noted that the compensation paid to the Sub-Adviser is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Adviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of the Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fee, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

BrandywineGLOBAL — Multi-Sector Opportunities Fund

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 8 absolute return bond funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of absolute return bond funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was above the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the Fund would be lowering its management fee rate during 2025. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s
BrandywineGLOBAL — Multi-Sector Opportunities Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-adviser
The Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Adviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Adviser and their affiliates received were reasonable.

BrandywineGLOBAL — Multi-Sector Opportunities Fund

BrandywineGLOBAL —
Multi-Sector Opportunities Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Multi-Sector Opportunities Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Multi-Sector Opportunities Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Multi-Sector Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90800-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 29, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 29, 2025